Assets and liabilities from subsidiaries held for sale and discontinued operations (Tables)	12 Months Ended
Dec. 31, 2021
Assets and liabilities from subsidiaries held for sale and discontinued operations
Schedule of impairment loss allocation to assets
Amount
Goodwill	68,273
Residual surplus value of fixed assets	160
Intangibles assets arising from business combination	76,136
Property, plant, and equipment	60,548
Right-of-use assets	38,957
Recoverable taxes	183,455
Impairment	427,529
Deferred income and social contribution taxes	(145,360)
Net impairment	282,169

Schedule of classes of assets and liabilities classified as held for sale
Liabilities	Oxiteno	Extrafarma	Eliminations (*)	Total
Current liabilities
Loans, financing and hedge derivative financial instruments	302,154	‐	(62,841)	239,313
Trade payables	493,800	225,487	(1,949)	717,338
Trade payables – reverse factoring	725,246	-	-	725,246
Salaries and related charges	176,941	45,843	-	222,784
Taxes payables	53,988	15,696	-	69,684
Income and social contribution taxes payable	12,415	‐	‐	12,415
Post-employment benefits	3,311	-	-	3,311
Provision for tax, civil, and labor risks	2,946	520	-	3,466
Leases payable	11,702	64,312	-	76,014
Other liabilities	68,721	13,249	(13,264)	68,706
Total current liabilities	1,851,224	365,107	(78,054)	2,138,277
Non-current liabilities
Loans, financing and hedge derivative financial instruments	5,728,028	‐	(5,725,594)	2,434
Related parties	2,875	‐	(2,875)	‐
Deferred income and social contribution taxes	12,964	‐	‐	12,964
Post-employment benefits	6,806	287	-	7,093
Provision for tax, civil, and labor risks	33,149	2,370	-	35,519
Leases payable	22,786	314,915	-	337,701
Other liabilities	5,341	2,092	-	7,433
Total non-current liabilities	5,811,949	319,664	(5,728,469)	403,144
Total equity	1,824,337	857,392	(2,681,729)	-
Total liabilities held for sale and equity	9,487,510	1,542,163	(8,488,252)	2,541,421

(*) Balances and transactions between the discontinued and continuing operations have been eliminated, mainly related to loans.

Assets	Oxiteno	Extrafarma	Eliminations (*)	Total
Current assets
Cash and cash equivalents	334,882	53,099	‐	387,981
Financial investments and hedging instruments	1,346,552	‐	‐	1,346,552
Trade receivables	993,960	35,743	‐	1,029,703
Inventories	1,671,662	578,206	‐	2,249,868
Recoverable taxes	634,718	62,053	‐	696,771
Other assets	51,829	26,145	(5,035)	72,939
Total current assets	5,033,603	755,246	(5,035)	5,783,814
Non-current assets
Financial investments and hedging instruments	492,430	‐	‐	492,430
Related parties	‐	1,674	(1,674)	‐
Deferred income and social contribution taxes	541,756	200,194	‐	741,950
Recoverable taxes	393,723	17,938	‐	411,661
Other assets	10,538	4,136	‐	14,674
	1,438,447	223,942	(1,674)	1,660,715
Investments	36,207	5,000	(22,047)	19,160
Right-of-use assets, net	31,871	318,183	‐	350,054
Property, plant, and equipment	2,787,241	154,663	‐	2,941,904
Intangible assets	160,141	85,129	‐	245,270
Total non-current assets	4,453,907	786,917	(23,721)	5,217,103
Total assets held for sale	9,487,510	1,542,163	(28,756)	11,000,917

(*) Balances and transactions between the discontinued and continuing operations have been eliminated, mainly related to loans.

c.1 The main classes of assets and liabilities classified as held for sale on December 31, 2021 are shown below:

Schedule of profit (loss) for the year and cash flows from discontinued operations

c.2 The results for the year and cash flows from discontinued operations as of December 31, 2021 are shown below:

	Oxiteno	Extrafarma	Eliminations (*)	Total
Net revenue from sales and services	7,102,771	1,986,932	(23,908)	9,065,795
Cost of products and services sold	(5,540,773)	(1,384,316)	23,908	(6,901,181)
Gross profit	1,561,998	602,616	‐	2,164,614
Operating income (expenses)
Selling marketing and administrative	(978,221)	(685,794)	‐	(1,664,015)
Impairment	‐	(427,529)	‐	(427,529)
Other operating income, net	26,924	(1,109)	‐	25,815
Operating income (loss) before finance income (expenses) and share of profit of associates	610,701	(511,816)	‐	98,885
Share of profit of associates	48	‐	-	48
Operating income (loss) before finance income (expenses) and income and social contribution taxes	610,749	(511,816)	-	98,933
Financial result, net	(431,441)	(45,265)	329,736	(146,970)
Profit (loss) before income and social contribution taxes	179,308	(557,081)	329,736	(48,037)
Income and social contribution taxes	69,995	155,416	(112,110)	113,301
Profit (loss) for the year	249,303	(401,665)	217,626	65,264
Depreciation and amortization for the year (i)	308,564	154,850	-	463,414

(*) Elimination between continuing and discontinued operations related to the intercompany loan (PPE) between Ultrapar International and Oxiteno.

(i) Balances included for complete breakdown of segment information.

	Oxiteno	Extrafarma	Eliminations	Total
Net cash provided by (used in) operating activities	1,016,580	(33,273)	(788)	982,519
Net cash used in investing activities	(122,363)	(35,072)	(1,298)	(158,733)
Net cash provided by (used in) financing activities	(1,054,930)	35,286	466,677	(552,967)
Effect of exchange rate changes on cash and cash equivalents in foreign currency	56,553	‐	‐	56,553
(Decrease) increase in cash and cash equivalents	(104,160)	(33,059)	464,591	327,372

c.3 The results for the year and cash flows from discontinued operations as of December 31, 2020 are shown below:

	12/31/2020	Discontinued operations				12/31/2020
	Disclosed	Oxiteno	Extrafarma	Eliminations	Total	Re-Restated
Net revenue from sales and services	81,241,102	5,210,704	1,988,411	(16,069)	7,183,046	74,058,056
Cost of products and services sold	(75,628,214)	(4,188,711)	(1,399,125)	16,069	(5,571,767)	(70,056,447)
Gross profit	5,612,888	1,021,993	589,286	‐	1,611,279	4,001,609
Operating income (expenses)
Selling marketing and administrative	(4,098,377)	(831,056)	(662,182)	-	(1,493,238)	(2,605,139)
Other operating income, net	297,544	153,457	(5,403)	-	148,054	149,490
Operating income (loss) before finance income (expenses) and share of profit (loss) of subsidiaries, joint ventures and associates	1,812,055	344,394	(78,299)	‐	266,095	1,545,960
Share of profit (loss) of subsidiaries, joint ventures and associates	(43,617)	414	‐	-	414	(44,031)
Operating income (loss) before finance income (expenses) and income and social contribution taxes	1,768,438	344,808	(78,299)	-	266,509	1,501,929
Financial result, net	(269,374)	1,482	(38,938)	318,430	280,974	(550,348)
Profit (loss) before income and social contribution taxes	1,499,064	346,290	(117,237)	318,430	547,483	951,581
Income and social contribution taxes	(571,367)	(118,132)	(40,453)	(108,265)	(266,850)	(304,517)
Net income from continuing operations	-	-	-	-	-	647,064
Net income from discontinued operations	-	-	-	-	280,633	280,633
Profit (loss) for the year	927,697	228,158	(157,690)	210,165	280,633	927,697
Depreciation and amortization for the year (i)	1,556,599	275,063	153,899	-	428,962	1,127,637

(i) Balances included for complete breakdown of segment information.

	12/31/2020	Discontinued operations				12/31/2020
	Disclosed	Oxiteno	Extrafarma	Eliminations	Total	Re-Restated
	(A)				(B)	(A-B)
Net cash provided by (used in) operating activities	3,138,119	765,090	111,396	(2,380)	874,106	2,264,013
Net cash used in investing activities	(2,136,405)	(159,349)	(6,484)	(321,557)	(487,390)	(1,649,015)
Net cash (used in) provided by financing activities	(592,333)	(1,236,490)	11,272	305,534	(919,684)	327,351
Effect of exchange rate changes on cash and cash equivalents in foreign currency	136,734	114,822	‐	‐	114,822	21,912
Increase (decrease) in cash and cash equivalents	546,115	(515,927)	116,184	(18,403)	(418,146)	964,261

c.4 The results for the year and cash flows from discontinued operations as of December 31, 2019 are shown below:

	12/31/2019	Discontinued operations				12/31/2019
	Disclosed	Oxiteno	Extrafarma	Eliminations	Total	Re-Restated
Net revenue from sales and services	89,297,975	4,254,237	2,060,569	(21,560)	6,293,246	83,004,729
Cost of products and services sold	(83,187,109)	(3,537,570)	(1,462,313)	21,560	(4,978,323)	(78,208,786)
Gross profit	6,110,866	716,667	598,256	-	1,314,923	4,795,943
Operating income (expenses)
Selling marketing and administrative	(4,366,640)	(737,606)	(742,599)	-	(1,480,205)	(2,886,435)
Other operating income, net	(443,674)	(5,348)	(580,055)	-	(585,403)	141,729
Operating income (loss) before finance income (expenses) and share of profit (loss) of subsidiaries, joint ventures and associates	1,300,552	(26,287)	(724,398)	-	(750,685)	2,051,237
Share of profit (loss) of subsidiaries, joint ventures and associates	(12,145)	528	-	36	564	(12,709)
Operating income (loss) before finance income (expenses) and income and social contribution taxes	1,288,407	(25,759)	(724,398)	36	(750,121)	2,038,528
Financial result, net	(506,854)	14,464	(32,451)	(184,484)	166,497	(673,351)
Profit (loss) before income and social contribution taxes	781,553	(11,295)	(756,849)	184,520	(583,624)	1,365,177
Income and social contribution taxes	(378,609)	35,191	118,901	(62,725)	91,367	(469,976)
Net income from continuing operations	402,944	23,896	(637,948)	121,795	(492,257)	895,201
Net income from discontinued operations	-	(23,896)	637,948	(121,795)	492,257	(492,257)
Profit (loss) for the year	402,944	-	-	-	-	402,944
Depreciation and amortization for the year (1)	1,499,955	222,004	154,324	-	376,328	1,123,627

(i) Balances included for complete breakdown of segment information.

	12/31/2019	Discontinued operations				12/31/2019
	Disclosed	Oxiteno	Extrafarma	Eliminations	Total	Re-Restated
	(A)				(B)	(A-B)
Net cash provided by (used in) operating activities	2,924,852	486,276	23,282	42,910	552,468	2,372,384
Net cash used in investing activities	(1,835,261)	(882,894)	(122,462)	9,433	(995,923)	(839,338)
Net cash (used in) provided by financing activities	(2,922,229)	(375,258)	125,852	7,499	(241,907)	(2,680,322)
Effect of exchange rate changes on cash and cash equivalents in foreign currency	9,066	30,871	-	-	30,871	(21,805)
Increase (decrease) in cash and cash equivalents	(1,823,572)	(741,005)	26,672	59,842	(654,491)	(1,169,081)